UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARKET VALUES OF CERTAIN SECURITIES HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE") AS OF
MARCH 31, 2009. THE REPORTING PERSON BELIEVES THAT ALL OR A PORTION OF SUCH SECURITIES WILL HAVE GREATER VALUES FOR PURPOSES OF OFFSETTING AMOUNTS OWED BY THE REPORTING PERSON TO LBIE AND IS NOT WAIVING ANY RIGHTS TO CLAIM HIGHER VALUES IN CONNECTION WITH THE ADMINISTRATION OF LBIE OR ANY SIMILAR PROCEEDING AFFECTING LEHMAN BROTHERS HOLDINGS, INC. OR ITS AFFILIATES OR SUBSIDIARIES.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576


Signature, Place, and Date of Signing

/s/ John W. McCullough           Birmingham, Alabama            May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

1.       028-12359       Harbinger Capital Partners Special Situations Fund, LP*


* On March 4, 2009, the Reporting Person ceased its beneficial ownership of the securities held by Harbinger Capital Partners Special Situations Fund, LP.

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total:  $189,387
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

----          -------------------               ------------------------------


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                 --------          -----     --------   -------   --- ----  ----------  --------  ----     ------ ----
ALEXANDER & BALDWIN INC        COM               014482103   3,140      165,000 SH        SOLE        NONE       165,000  0     0
AMERICAN EAGLE OUTFITTERS NE   COM               02553E106   1,836      150,000 SH        SOLE        NONE       150,000  0     0
AMERICAN SUPERCONDUCTOR CORP   COM               030111108     866       50,000 SH        SOLE        NONE        50,000  0     0
AMERICAN SUPERCONDUCTOR CORP   COM               030111108     866       50,000 SH  CALL  SOLE        NONE        50,000  0     0
APPLE INC                      COM               037833100   1,051       10,000 SH  CALL  SOLE        NONE        10,000  0     0
ASCENT MEDIA CORP              COM SER A         043632108   1,550       62,000 SH        SOLE        NONE        62,000  0     0
BANKS COM INC                  COM               066470105      20       97,500 SH        SOLE        NONE        97,500  0     0
BRINKS HOME SEC HLDGS INC      COM               109699108   5,876      260,000 SH        SOLE        NONE       260,000  0     0
BROADRIDGE FINL SOLUTIONS IN   COM               11133T103   2,047      110,000 SH        SOLE        NONE       110,000  0     0
BRISTOW GROUP INC              PFD CNV 5.50%     110394400  10,449      341,400 SH        SOLE        NONE       341,400  0     0
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109     647       50,000 SH        SOLE        NONE        50,000  0     0
CARDINAL HEALTH INC            COM               14149Y108   2,361       75,000 SH        SOLE        NONE        75,000  0     0
CBS CORP NEW                   CL B              124857202     134       35,000 SH        SOLE        NONE        35,000  0     0
CELANESE CORP DEL              PFD 4.25% CONV    150870202   1,281       62,800 SH        SOLE        NONE        62,800  0     0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW          15133V208   1,652      200,000 SH        SOLE        NONE       200,000  0     0
CF INDS HLDGS INC              COM               125269100   3,201       45,000 SH        SOLE        NONE        45,000  0     0
CF INDS HLDGS INC              COM               125269100   3,557       50,000 SH  PUT   SOLE        NONE        50,000  0     0
CF INDS HLDGS INC              COM               125269100     356        5,000 SH  CALL  SOLE        NONE         5,000  0     0
CISCO SYS INC                  COM               17275R102   1,962      117,000 SH        SOLE        NONE       117,000  0     0
CLEARWATER PAPER CORP          COM               18538R103      99       12,286 SH        SOLE        NONE        12,286  0     0
COMCAST CORP NEW               CL A SPL          20030N200   1,287      100,000 SH        SOLE        NONE       100,000  0     0
CV THERAPEUTICS INC            COM               126667104   1,473       74,100 SH        SOLE        NONE        74,100  0     0
DELL INC                       COM               24702R101     948      100,000 SH        SOLE        NONE       100,000  0     0
DOW CHEM CO                    COM               260543103     856      101,500 SH        SOLE        NONE       101,500  0     0
DOW CHEM CO                    COM               260543103   2,529      300,000 SH  CALL  SOLE        NONE       300,000  0     0
DR PEPPER SNAPPLE GROUP INC    COM               26138E109   1,015       60,000 SH        SOLE        NONE        60,000  0     0
EARTHLINK INC                  COM               270321102   2,300      350,000 SH        SOLE        NONE       350,000  0     0
ECHOSTAR CORP                  CL A              278768106     564       38,000 SH        SOLE        NONE        38,000  0     0
FACET BIOTECH CORP             SHS               30303Q103     238       25,000 SH        SOLE        NONE        25,000  0     0
FAIR ISAAC CORP                COM               303250104   1,899      135,000 SH        SOLE        NONE       135,000  0     0
FREEPORT-MCMORAN COPPER & GO   PFD CONV          35671D782  11,442      177,200 SH        SOLE        NONE       177,200  0     0
GENENTECH INC                  COM NEW           368710406   9,497      100,000 SH  PUT   SOLE        NONE       100,000  0     0
GENTEK INC                     COM NEW           37245X203   1,085       62,062 SH        SOLE        NONE        62,062  0     0
GLOBAL INDS LTD                DBCV  2.750% 8/0  379336AE0   1,995    6,000,000 PRN       SOLE        NONE     6,000,000  0     0
GLOBAL INDS LTD                COM               379336100   1,824      475,000 SH        SOLE        NONE       475,000  0     0
HILLTOP HOLDINGS INC           COM               432748101   2,280      200,000 SH        SOLE        NONE       200,000  0     0
HEINZ H J CO                   COM               423074103   1,157       35,000 SH        SOLE        NONE        35,000  0     0
HUBBELL INC                    CL B              443510201   2,219       82,300 SH        SOLE        NONE        82,300  0     0
JOHN BEAN TECHNOLOGIES CORP    COM               477839104     244       23,300 SH        SOLE        NONE        23,300  0     0
KOREA ELECTRIC PWR             SPONSORED ADR     500631106   1,556      170,000 SH        SOLE        NONE       170,000  0     0
LAS VEGAS SANDS CORP           COM               517834107     151       50,000 SH        SOLE        NONE        50,000  0     0
LG DISPLAY CO LTD              SPONS ADR REP     50186V102     409       40,000 SH        SOLE        NONE        40,000  0     0
LIBERTY MEDIA CORP NEW         CAP COM SER A     53071M302   2,492      357,000 SH        SOLE        NONE       357,000  0     0
LIBERTY MEDIA CORP NEW         INT COM SER A     53071M104     348      120,000 SH        SOLE        NONE       120,000  0     0
LIMCO PIEDMONT INC             COM               53261T109     128       55,700 SH        SOLE        NONE        55,700  0     0
LOUISIANA PAC CORP             COM               546347105     293      131,500 SH        SOLE        NONE       131,500  0     0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS       55907R108     865       49,416 SH        SOLE        NONE        49,416  0     0
MERCURY COMPUTER SYS           COM               589378108     697      126,000 SH        SOLE        NONE       126,000  0     0
MGM MIRAGE                     COM               552953101      23       10,000 SH        SOLE        NONE        10,000  0     0
MICROSOFT CORP                 COM               594918104   2,388      130,000 SH        SOLE        NONE       130,000  0     0
MCMORAN EXPLORATION CO         PFD MAND CNV      582411500   1,374       31,600 SH        SOLE        NONE        31,600  0     0
MYLAN INC                      PFD CONV          628530206  15,865       18,250 SH        SOLE        NONE        18,250  0     0
MYR GROUP INC DEL              COM               55405W104   1,525      100,000 SH        SOLE        NONE       100,000  0     0
NABORS INDUSTRIES LTD          SHS               G6359F103   2,797      280,000 SH        SOLE        NONE       280,000  0     0
NEWS CORP                      CL A              65248E104     659       99,525 SH        SOLE        NONE        99,525  0     0
OMNICARE CAP TR II             PFD B TR 4.00%    68214Q200   5,571      165,145 SH        SOLE        NONE       165,145  0     0
PICO HLDGS INC                 COM NEW           693366205   3,157      105,000 SH        SOLE        NONE       105,000  0     0
POTLATCH CORP NEW              COM               737630103     997       43,000 SH        SOLE        NONE        43,000  0     0
QUANTA SVCS INC                COM               74762E102   1,931       90,000 SH        SOLE        NONE        90,000  0     0
RADIOSHACK CORP                COM               750438103     771       90,000 SH        SOLE        NONE        90,000  0     0
RAYONIER INC                   COM               754907103   1,964       65,000 SH        SOLE        NONE        65,000  0     0
RIVIERA HLDGS CORP             COM               769627100      74       73,000 SH        SOLE        NONE        73,000  0     0
ROHM & HAAS CO                 COM               775371107   7,884      100,000 SH        SOLE        NONE       100,000  0     0
ROHM & HAAS CO                 COM               775371107  11,826      150,000 SH  PUT   SOLE        NONE       150,000  0     0
DONNELLEY R R & SONS CO        COM               257867101     147       20,000 SH        SOLE        NONE        20,000  0     0
SAFETY INS GROUP INC           COM               78648T100   4,016      129,204 SH        SOLE        NONE       129,024  0     0
SCHERING PLOUGH CORP           COM               806605101   2,355      100,000 SH        SOLE        NONE       100,000  0     0
ST MARY LD & EXPL CO           NOTE  3.500% 4/0  792228AD0   1,311    1,850,000 PRN       SOLE        NONE     1,850,000  0     0
SUN MICROSYSTEMS INC           COM NEW           866810203   1,464      200,000 SH        SOLE        NONE       200,000  0     0
SUN MICROSYSTEMS INC           COM NEW           866810203     366       50,000 SH  CALL  SOLE        NONE        50,000  0     0
TELEPHONE & DATA SYS INC       SPL COM           879433860     324       13,700 SH        SOLE        NONE        13,700  0     0
TERADATA CORP DEL              COM               88076W103   2,384      147,000 SH        SOLE        NONE       147,000  0     0
BRINKS CO                      COM               109696104     132        5,000 SH        SOLE        NONE         5,000  0     0
WALTER INDS INC                COM               93317Q105   1,601       70,000 SH        SOLE        NONE        70,000  0     0
WELLCARE HEALTH PLANS INC      COM               94946T106     827       73,500 SH        SOLE        NONE        73,500  0     0
WESTERN DIGITAL CORP           COM               958102105   2,418      125,000 SH        SOLE        NONE       125,000  0     0
WYETH                          COM               983024100   8,608      200,000 SH        SOLE        NONE       200,000  0     0
WYETH                          COM               983024100   8,608      200,000 SH  PUT   SOLE        NONE       200,000  0     0
YAHOO INC                      COM               984332106   1,281      100,000 SH        SOLE        NONE       100,000  0     0



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